Inventories	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Inventories	Note 19. Inventories

	As of December 31, 2022	As of December 31, 2021
Materials and spare parts	8,177	8,739
Crude oil stock (Note 6.2)	4,722	5,222

Total	12,899	13,961